Interest and Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs [abstract]
Interest expense	$ 47.6	$ 51.4
Finance fees	5.8	5.8
Accretion expense (Note 18)	31.3	34.2
Interest and finance expense	$ 84.7	$ 91.4